Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Impairment of non-current assets.
Schedule of breakdown of the CGU's carrying amount tested for impairment

Impairment losses	2020	2019	2018
CGUs or Group of CGUs
Cerro Pasco (i)	225,633	142,133	—
Cerro Lindo (i)	—	—	—
Mining Peru – goodwill (ii)	267,342	—	—
Cajamarquilla	—	—	—
Três Marias System (iii)	—	—	—
Juiz de fora	—	—	—
	492,975	142,133	—
(i)	Includes exploration assets and development projects with capitalized mining rights and development costs allocated.
(ii)	Represents the lowest level within the Company at which the goodwill generated in the acquisition of NEXA Peru is monitored.
(iii)	Currently Três Marias smelter is integrated with the operations of Vazante and Morro Agudo and, therefore, are considered as a single CGU.

Schedule of key assumptions used in impairment test of CGU

	2020	2019	2018
Long-term zinc (USD/t)	2,449	2,571	2,517
Discount rate (Brazil)	7.82%	7.10%	7.13%
Discount rate (Peru)	7.22%	6.38%	6.30%
Brownfield projects - LOM (years)	from 5 to 17	from 8 to 13	from 9 to 21
Greenfield projects - LOM (years)	from 12 to 18	from 12 to 24	from 12 to 24

Schedule of estimated amount by which the value assigned to the key assumption must change in order for the CGU recoverable amount to be equal to its carrying amount

	Excess over	Decrease in long term
	carrying	zinc (USD/t)		Increase in discount rate
Cash generating unit	amount	Change	Price	Change	Rate
Cerro Lindo	346,167	(47)%	1,298	65%	11.90%
Cajamarquilla	101,689	(4)%	2,354	11%	8.00%
Três Marias system	1,137,525	(38)%	1,518	284%	30.00%
Juiz de fora	589,646	(55)%	1,102	479%	45.30%
Aripuanã	412,143	(34)%	1,616	90%	14.90%
Goodwill – Mining Peru	35,229	(5)%	2,330	5%	7.60%

Cerro Pasco
Impairment of non-current assets.
Schedule of allocation of impairment loss identified at the CGU level

Impairment loss	2020	2019
Property, plant and equipment	94,523	42,683
Intangible assets	131,110	99,450
	225,633	142,133

Mining Peru - goodwill
Impairment of non-current assets.
Schedule of allocation of impairment loss identified at the CGU level

Impairment loss	2020	2019
Property, plant and equipment	—	—
Intangible assets	267,342	—
	267,342	—